CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Feb. 28, 2014	Feb. 28, 2013
Accounts payable	$ 2,349,365	$ 2,009,473
Deferred revenue	132,401,062	102,513,876
Accrued expenses and other current liabilities	27,423,992	17,196,001
Income tax payable	4,519,807	2,778,305
Deferred tax liabilities -current	62,100
Deferred tax liabilities-non-current	32,344	98,945
Long-term payable	813,696
Variable Interest Entity
Accounts payable	2,004,659	1,739,337
Deferred revenue	102,488,333	67,743,448
Accrued expenses and other current liabilities	18,920,194	11,269,507
Income tax payable	3,661,860	2,165,785
Deferred tax liabilities -current	0	0
Deferred tax liabilities-non-current	32,344	36,845
Long-term payable	$ 813,696	$ 0
Class A Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	78,204,146	68,314,150
Common shares, shares outstanding (in shares)	78,204,146	68,314,150
Class B Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	79,531,000	87,806,000
Common shares, shares outstanding (in shares)	79,531,000	87,806,000